FAIR VALUE MEASUREMENTS - Fair Value Liabilities Measured on a Recurring Basis (Details) - Level 2 - Term Loan A and Term Loan B - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Carrying Value
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of debt	$ 806,326	$ 815,764
Estimated Fair Value
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of debt	$ 795,039	$ 833,637